Consolidated statement of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenue
Passenger revenue	$ 2,462,419	$ 2,155,167	$ 2,185,465
Cargo and mail revenue	55,290	53,989	56,738
Other operating revenue	9,847	12,696	11,507
Total operating revenue	2,527,556	2,221,852	2,253,710
Operating expenses
Fuel	572,746	528,996	603,760
Wages, salaries, benefits and other employees' expenses	415,147	370,190	373,631
Passenger servicing	99,447	86,329	84,327
Airport facilities and handling charges	171,040	159,771	148,078
Sales and distribution	200,413	193,984	188,961
Maintenance, materials and repairs	124,709	121,781	111,178
Depreciation and amortization	164,345	159,278	134,888
Flight operations	101,647	88,188	86,461
Aircraft rentals and other rentals	134,539	138,885	142,177
Cargo and courier expenses	7,375	6,099	6,471
Other Operating and administrative expenses	96,087	92,215	105,484
Total operating expenses	2,087,495	1,945,716	1,985,416
Operating profit	440,061	276,136	268,294
Non-operating income (expense)
Finance cost	(35,223)	(37,024)	(33,155)
Finance income	17,939	13,000	25,947
(Loss) Gain on foreign currency fluctuations	(5,218)	13,043	(440,097)
Net change in fair value of derivatives	2,801	111,642	(11,572)
Other non-operating expense	(2,337)	(3,982)	(1,632)
Total non - operating income (expense)	(22,038)	96,679	(460,509)
Profit (loss) before taxes	418,023	372,815	(192,215)
Income tax expense	(48,000)	(38,271)	(32,759)
Net profit (loss)	$ 370,023	$ 334,544	$ (224,974)
Earnings (loss) per share
Basic and diluted	$ 8.72	$ 7.90	$ (5.13)